Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	72 Months Ended	76 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000173046
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Anchor Risk Managed Equity Strategies Fund
C000173045
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Anchor Risk Managed Equity Strategies Fund
C000159233
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Anchor Risk Managed Income Strategies Fund
C000161918
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Anchor Risk Managed Income Strategies Fund
Without Sales Load [Member] | C000173046
Average Annual Return [Line Items]
Average Annual Return, Percent	3.04%	2.59%		7.35%
Without Sales Load [Member] | C000173045
Average Annual Return [Line Items]
Average Annual Return, Percent	2.81%	2.32%				8.22%
Without Sales Load [Member] | C000159233
Average Annual Return [Line Items]
Average Annual Return, Percent	1.57%	(0.45%)	0.59%
Without Sales Load [Member] | C000161918
Average Annual Return [Line Items]
Average Annual Return, Percent	1.34%	(0.70%)			1.13%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.38%	12.79%		18.27%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.38%	12.79%				15.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	(0.28%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)			1.40%